Subsequent Events (Details Narrative)																																								12 Months Ended
	Sep. 14, 2018 USD ($) $ / shares shares	Sep. 13, 2018 USD ($)	Sep. 13, 2018 EUR (€)	Sep. 11, 2018 USD ($) $ / shares shares	Sep. 11, 2018 AUD ($) shares	Sep. 07, 2018 USD ($) $ / shares shares	Sep. 06, 2018 USD ($) $ / shares shares	Sep. 05, 2018 USD ($) $ / shares shares	Sep. 04, 2018 USD ($) shares	Aug. 31, 2018 USD ($) $ / shares shares	Aug. 29, 2018 AUD ($) shares	Aug. 29, 2018 USD ($) $ / shares shares	Aug. 29, 2018 USD ($) $ / shares	Aug. 29, 2018 AUD ($)	Aug. 28, 2018 USD ($) $ / shares shares	Aug. 27, 2018 USD ($) $ / shares shares	Aug. 24, 2018 USD ($) $ / shares shares	Aug. 22, 2018 USD ($) $ / shares shares	Aug. 20, 2018 USD ($) $ / shares shares	Aug. 13, 2018 USD ($) $ / shares shares	Aug. 08, 2018 USD ($) $ / shares shares	Aug. 07, 2018 USD ($) $ / shares shares	Aug. 03, 2018 USD ($) $ / shares shares	Aug. 02, 2018 USD ($) $ / shares shares	Jul. 31, 2018 USD ($) $ / shares shares	Jul. 30, 2018 USD ($) $ / shares shares	Jul. 26, 2018 USD ($) $ / shares shares	Jul. 25, 2018 USD ($) $ / shares shares	Jul. 24, 2018 USD ($) $ / shares shares	Jul. 23, 2018 USD ($) $ / shares shares	Jul. 22, 2018 USD ($) $ / shares shares	Jul. 17, 2018 USD ($) $ / shares shares	Jul. 15, 2018 USD ($) $ / shares shares	Jul. 13, 2018 USD ($) Integer $ / shares shares	Jul. 10, 2018 USD ($) $ / shares shares	Jul. 06, 2018 USD ($) $ / shares shares	Jul. 02, 2018 USD ($) $ / shares shares	Jun. 29, 2018 USD ($) Integer	Mar. 02, 2017 shares	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Debt conversion shares | shares																																							16,667
Proceeds from convertible debt																																								$ 2,890,080	$ 1,634,500
June 29, 2018 Securities Purchase Agreement [Member]
Debt instrument interest percentage																																						8.00%
Convertible promissory note, principal amount																																						$ 200,000
Debt default interest rate, percentage																																						24.00%
June 29, 2018 Securities Purchase Agreement [Member] | Coventry Enterprises [Member]
Debt instrument, description																																						Coventry Enterprises shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Coventry Enterprises and its affiliates, exceeds 9.9% of the outstanding shares of the Company's common stock.
July 2018 Coventry Note [Member]
Convertible promissory note, principal amount																																						$ 100,000
Proceeds from convertible debt																																						$ 95,000
Debt maturity date																																						Jun. 29, 2019
July 2018 Coventry Back - End Note [Member]
Convertible promissory note, principal amount																																						$ 100,000
July 2018 Coventry Enterprises Note [Member]
Issuance on offsetting collateralized secured note																																						$ 100,000
Debt maturity date																																						Jun. 29, 2019
July 13, 2018 Securities Purchase Agreement [Member]
Debt default interest rate, percentage																																								24.00%
August 28, 2018 Securities Purchase Agreement [Member]
Debt default interest rate, percentage																																								22.00%
First and Back End Note [Member] | June 29, 2018 Securities Purchase Agreement [Member]
Common stock trading volume, percent																																						61.00%
Trading days | Integer																																						10
Subsequent Event [Member]
Debt principal balance	$ 50,000			$ 28,500		$ 5,000	$ 7,250	$ 3,000	$ 3,000	$ 9,000		$ 8,450			$ 10,250		$ 10,000	$ 10,570	$ 12,430	$ 20,000	$ 15,500	$ 20,000	$ 10,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 30,000	$ 30,000	$ 30,000	$ 20,000	$ 30,000	$ 30,000	$ 25,000	$ 40,000	$ 35,000
Debt interest amount	$ 4,056			$ 2,174		$ 343	$ 545	$ 237	$ 237	$ 1,159		$ 563			$ 750	$ 5,235	$ 656	$ 885			$ 1,371		$ 873	$ 1,742	$ 1,733				$ 2,553	$ 1,959	$ 3,529	$ 1,671	$ 3,484	$ 2,480	$ 2,050	$ 4,570	$ 2,808
Debt conversion per share | $ / shares	$ 0.03			$ 0.02		$ 0.002	$ 0.002	$ 0.002		$ 0.003		$ 0.002	$ 0.002		$ 0.002	$ 0.003	$ 0.003	$ 0.003	$ 0.004	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.03	$ 0.03	$ 0.03
Debt conversion shares | shares	1,937,475			1,978,955	1,978,955	2,283,474	3,223,755	1,383,474	1,383,192	3,972,976		3,851,850			4,549,363	1,768,581	3,860,710	3,272,857	3,271,053	3,125,000	2,162,935	2,173,913	1,184,459	2,119,125	1,857,550	1,388,889	1,273,885	1,112,347	2,170,222	1,718,250	2,056,993	1,128,704	1,550,185	1,582,846	1,024,621	1,614,885	1,262,785
Royalties percentage		2.00%	2.00%
Subsequent Event [Member] | AUD [Member]
Amount received from warrant											$ 39
Number of common shares issued during period | shares											12,000
Subsequent Event [Member] | James Nathanielsz [Member]
Cash bonus payments				$ 17,246									$ 17,110
Subsequent Event [Member] | James Nathanielsz [Member] | AUD [Member]
Cash bonus payments					$ 20,000									$ 20,000
Subsequent Event [Member] | July 13, 2018 Securities Purchase Agreement [Member]
Debt instrument interest percentage																																		8.00%
Convertible promissory note, principal amount																																		$ 75,000
Proceeds from convertible debt																																		$ 71,250
Debt maturity date																																		Jul. 13, 2019
Legal fees																																		$ 3,750
Subsequent Event [Member] | August 28, 2018 Securities Purchase Agreement [Member]
Debt instrument interest percentage															8.00%
Convertible promissory note, principal amount															$ 53,000
Debt maturity date															Aug. 28, 2019
Debt instrument, description															In the event that the Company fails to deliver to Power Up shares of common stock issuable upon conversion of principal or interest under the August 28, 2018 Power Up Note within three business days of a notice of conversion by Power Up, the Company shall incur a penalty of $500.
Subsequent Event [Member] | August 29, 2018 Securities Purchase Agreement [Member]
Debt instrument interest percentage												8.00%	8.00%
Convertible promissory note, principal amount												$ 105,000	$ 105,000
Debt maturity date											Aug. 29, 2019
Common stock trading volume, percent											60.00%
Debt instrument, description											In the event that the Company's common stock is restricted by the DTC for any reason, the Conversion Price shall be lowered to 50% of the lowest Closing Bid Price for the duration of such restriction. If the Company fails to maintain a reserve of shares of its common stock at least four times the number of shares issuable upon conversion of the August 28, 2018 Eagle Note for at least 60 days after the issuance of the August 28, 2018 Eagle Note, the conversion discount shall be increased by 10%. Notwithstanding the foregoing, Eagle Equities shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Eagle Equities and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock.
Debt default interest rate, percentage											24.00%
Subsequent Event [Member] | One-Year Collaboration Agreement [Member]
Payment for services		$ 60,762
Subsequent Event [Member] | One-Year Collaboration Agreement [Member] | Euros [Member]
Payment for services | €			€ 52,000
Subsequent Event [Member] | Two-Year Collaboration Agreement [Member]
Payment for services		$ 46,740
Subsequent Event [Member] | Two-Year Collaboration Agreement [Member] | Euros [Member]
Payment for services | €			€ 40,000
Subsequent Event [Member] | Convertible Note 1 [Member]
Debt principal balance	$ 131,500						$ 28,750								$ 8,500			$ 14,000	$ 10,000	$ 15,000	$ 18,000		$ 25,000	$ 15,000	$ 15,000										$ 35,000
Debt interest amount	$ 5,707														$ 565			$ 1,006	$ 647	$ 1,343	$ 2,195		$ 1,693												$ 1,281
Debt conversion per share | $ / shares	$ 0.03						$ 0.002								$ 0.002			$ 0.003	$ 0.003	$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01										$ 0.03
Debt conversion shares | shares	4,759,165						12,500,000								3,873,838			4,566,789	3,348,009	2,867,251	3,612,615		2,517,746	1,260,504	1,041,667										1,329,952
Subsequent Event [Member] | Convertible Note 2 [Member]
Debt principal balance							$ 9,000													$ 15,000
Debt interest amount							$ 1,194													$ 1,049
Debt conversion per share | $ / shares							$ 0.003													$ 0.01
Debt conversion shares | shares							3,986,546													2,724,748
Subsequent Event [Member] | July 2018 Eagle Note [Member] | July 13, 2018 Securities Purchase Agreement [Member]
Common stock trading volume, percent																																		60.00%
Trading days | Integer																																		10
Debt instrument, description																																		Eagle Equities shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Eagle Equities and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock.
Subsequent Event [Member] | March 5, 2018 Power Up Note [Member]
Outstanding principal prepaid															$ 53,000
Accrued interest prepaid															2,033
Penalty expenses															$ 20,362